Subsequent Events	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
NOTE 14. SUBSEQUENT EVENTS
In connection with the preparation of the accompanying consolidated financial statements, the Company has evaluated events and transactions occurring after June 30, 2021 and through August 30, 2021, the date these financial statements were issued, for potential recognition or disclosure and has determined that there are no additional items to disclose except as disclosed below.
Revolving Facility
In August 2021, the Company extended the maturity date of its Revolving Facility to November 2021.

NOTE 14. SUBSEQUENT EVENTS
In connection with the preparation of the accompanying consolidated financial statements, the Company has evaluated events and transactions occurring after December 31, 2020 and through May 14, 2021, and July 1, 2021 as it relates to the immaterial restatement discussed in Note 1, the dates these financial statements were issued, for potential recognition or disclosure and has determined that there are no additional items to disclose except as disclosed below.

Financing Activities
In February and March 2021, the Company issued 3,357 shares of Series C preferred stock in exchange for $34,793 cash (the “Series C Financing”), net of issuance costs of $207. The rights and privileges of the
Series C-1/C
preferred stock are consistent with the rights and privileges of prior issuances of preferred stock.
Amendment to the 2018 Stock Plan
In April 2021, the Board of Directors executed an unanimous written consent to provide an additional incentive to certain employees of the Company by amending the 2018 Stock Plan to allow for the issuance of restricted stock units (RSUs) and the Company granted a total of 1,533 RSUs to certain employees which vest over 4 years. The estimated fair value for each RSU issued is approximately $21.55 per share. Total estimated stock-based compensation related to the RSUs granted in April 2021 to be recognized over the term of the awards is approximately $33.0 million.
Merger with Fifth Wall Acquisition Corporation
In April 2021, the Company entered into a definitive business combination agreement with Fifth Wall Acquisition Corp. (NASDAQ: FWAA), a special purpose acquisition company sponsored by an affiliate of Fifth Wall, a venture capital firm focused on the global real estate industry and property technology. Upon closing of the transaction, the combined company will be publicly traded.

Fifth Wall Acquisition Corp [Member]
Subsequent Events
Note 7 — Subsequent Events
Subsequent to December 31, 2020, the Company borrowed approximately $109,000 under the Note.
On February 4, 2021, the Company effected a 1:1.2 stock split for Class B common stock, resulting in an aggregate of 8,625,000 Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 8, 2021, the date that the financial statements were available to be issued. Based on this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date condensed financial statements were issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the condensed financial statements.